General Information and Business	12 Months Ended
Dec. 31, 2020
General Information and Business
General Information and Business

1.   General Information and Business

General Information

MultiPlan Corporation, formerly known as Churchill Capital Corp III (formerly known as Butler Acquisition Corp), was incorporated in Delaware on October 30, 2019 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

On July 12, 2020, Churchill entered into the Merger Agreement by and among First Merger Sub, Second Merger Sub, Holdings, and MultiPlan Parent. On October 8, 2020, the Merger Agreement was consummated and the Transactions were completed. In connection with the Transactions, Churchill changed its name to MultiPlan Corporation and The New York Stock Exchange ticker symbols for its Class A common stock and warrants to “MPLN” and “MPLN.WS”, respectively.

The Transactions were accounted for as a reverse recapitalization. Under this method of accounting, Churchill has been treated as the acquired company for financial reporting purposes. This determination was primarily based on our existing stockholders being the majority stockholders and holding majority voting power in the combined company, our senior management comprising the majority of the senior management of the combined company, and our ongoing operations comprising the ongoing operations of the combined company. Accordingly, for accounting purposes, the Transactions were treated as the equivalent of MultiPlan issuing shares for the net assets of Churchill, accompanied by a recapitalization. The net assets of Churchill were recognized at fair value (which were consistent with carrying value), with no goodwill or other intangible assets recorded. Operations prior to the Transactions in these financial statements are those of Polaris and the retained earnings of Polaris has been carried forward after the Transactions. Earnings per share calculations for all periods prior to the Transactions have been retrospectively adjusted for the equivalent number of shares reflecting the exchange ratio established in the Transactions.

Throughout the notes to the consolidated financial statements, unless otherwise noted, “we,” “us,” “our”, “MultiPlan”, and the “Company” and similar terms refer to MultiPlan Parent or Polaris and its subsidiaries prior to the consummation of the Transactions, and MultiPlan and its subsidiaries after the Transactions.

Business

We are a provider of data analytics and technology-enabled end-to-end cost management, payment and revenue integrity solutions to the U.S. healthcare industry as measured by revenue and claims processed. We are also an independent PPO in the U.S., with contracted providers in all 50 states and the District of Columbia. The Company, through its operating subsidiary, MultiPlan, Inc., offers these solutions nationally through its Analytics-Based Services, which reduce medical cost through means other than contracted provider discounts and include Fee Negotiation and RBP Services, its Network-Based Services, which reduce medical cost through contracted discounts with healthcare providers and include one of the largest independent PPOs in the United States, and its Payment Integrity Services, which reduce medical cost by identifying and removing improper, unnecessary and excessive charges before claims are paid. We are a technology-enabled service provider and transaction processor and do not deliver health care services, bear insurance risk, underwrite risk, provide or manage healthcare services, provide care or care management, or adjudicate or pay claims.

Our customers almost entirely are payors. We offer these payors a single electronic gateway to a highly-integrated and comprehensive set of services in each of the three categories (Analytics-Based Services, Network-Based Services, and Payment Integrity Services — see descriptions below), which are used in combination or individually to reduce the medical cost burden on healthcare payors and patients while fostering efficient payment to the providers. For the year ended December 31, 2020, our expansive network included access to over 1,200,000 healthcare providers.

Payors generally aim to pay provider claims at a discount to reduce cost, and to eliminate any improperly billed charges before payment is made. Our Analytics-Based Services discount claims using data-driven negotiation and/or pricing methodologies to support payments to providers with whom contractual discounts are not possible and our fees are generally priced based on a percentage of savings achieved. Our Network-Based Services offer payors a broad network of discounted rates for providers with whom payors do not have a contractual relationship, and our fees are priced based on either a percentage of savings achieved or at a per employee/member per month fee. Our Payment Integrity Services use data, technology and clinical expertise to assist payors in identifying improper, unnecessary and excessive charges before claims are paid and our fees are generally priced based on a percentage of savings achieved.